Expense Example - FidelityEmergingMarketsFund-AMCIZPRO - FidelityEmergingMarketsFund-AMCIZPRO - Fidelity Emerging Markets Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Emerging Markets Fund - Class M
Expense Example:
1 year	$ 486
3 years	772
5 years	1,079
10 years	1,949
Fidelity Advisor Emerging Markets Fund - Class Z
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Emerging Markets Fund - Class A
Expense Example:
1 year	684
3 years	913
5 years	1,161
10 years	1,871
Fidelity Advisor Emerging Markets Fund - Class C
Expense Example:
1 year	291
3 years	591
5 years	1,016
10 years	2,005
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	$ 1,073